OPERATING LEASE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operaitng lease costs	¥ 3,601	¥ 1,742
Minimum [Member]
Operating lease, remaining lease term	1 year
Maximum [Member]
Operating lease, remaining lease term	4 years